Financial Instruments by Category - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Level 1 [member] | Estimated Fair Value of Loans [member]
Disclosure of detailed information about financial instruments [line items]
Estimated fair value of loans	$ 10,696	$ 8,811	$ 7,547